FIXED ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Fixed Assets Tables
Schedule of Property, Plant and Equipment

Fixed assets consist of the following:

	September 30, 2012	December 31, 2011
Website	$94,244	$91,743
Equipment	67,669	33,651
Furniture and fixtures	58,605	26,219
	220,518	151,613
Accumulated depreciation	(125,452)	(81,500)
TOTAL FIXED ASSETS	$95,066	$70,113